Net Loss Per Share - Weighted-Average Equity Instruments Excluded from Calculation of Diluted Net Loss Per Share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Options to purchase common stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	3,135,672	351,533	1,426,224	335,395	346,331	264,858	201,977
Unvested restricted stock units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	0	6,000	252	7,315	6,982	7,975	4,239
Series A Preferred Stock (on an as-converted basis)
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	42,501,681	0	14,851,447	0